Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Share-Based Compensation
21.	SHARE-BASED COMPENSATION
The Company adopted two equity incentive plans where the Company may grant both Class A and Class B stock options. Under the terms of the plans, the maximum number of stock options which may be granted are a total of ten percent of the number of shares outstanding assuming conversion of all shares to SVS. The exercise price for stock options issued under the plans will be set by the stock option committee of the board of directors but will not be less than 100% of the fair market value of the Company’s shares on the grant date. Stock options have a maximum term of 10 years from the date of grant. Stock options vest at the discretion of the Board.
Prior to the July 31, 2019 business combination, Holdings recognized share-based compensation of $3,776 consisting of the grant of 34,572 Class C Units.
As of December 31, 2019, the Company had the following options outstanding and exercisable:

Grant Date	in CAD$	Options Outstanding	Exercisable Options	Life Remaining (years)
July 31, 2019	1.00	10,583,332	7,055,555	2.95
July 31, 2019	1.00	1,841,667	1,227,778	3.76
July 31, 2019	1.50	3,121,666	1,040,555	4.45
July 31, 2019	1.50	800,000	166,667	4.46
July 31, 2019	0.10	6,791,760	6,791,760	4.72
August 22, 2019	0.80	8,423,920	—	4.65
August 22, 2019	1.00	7,250,000	—	4.65
November 6, 2019	0.80	15,040	—	4.85

		38,827,385	16,282,315	4.12

No stock options were cancelled, forfeited or exercised through December 31, 2019.
The replacement options granted as part of the Cannex acquisition (Note 14) were valued using the Black-Scholes model with the following key assumptions:

July 31, 2019
Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	4.24
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	nil
Expected Dividend Yield	nil

From July 31, 2019 to December 31, 2019, the Company recognized $2,137 in share-based compensation relating to stock options vesting. In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish fair value of options granted with the following key assumption:

Risk-Free Interest Rate	1.84%
Expected Life of Options (years)	5
Expected Annualized Volatility	88.8%
Expected Forfeiture Rate	23%
Expected Dividend Yield	nil
During the year ended December 31, 2019, the Company recognized share-based compensation of $3,766 (2018—$1,188) relating to Holdings equity based compensation. In determining the amount of equity-based compensation during the year, the Company used the Black-Scholes option pricing model to establish fair value of options granted during the year with the following key assumption:

Risk-Free Interest Rate	1.2%
Expected Life (years)	5
Expected Annualized Volatility	70%
Expected Forfeiture Rate	6%
Expected Dividend Yield	nil
4Front Ventures Inc. (the predecessor to Holdings and a separate entity from 4Front Ventures Corp.) had the equivalent of 6,791,760 outstanding fully-vested stock options as at January 1, 2018, December 31, 2018 and July 31, 2019 that were cancelled and replaced with 6,791,760 stock options of the Company. The replacement options were issued due to the re-structuring
of the Company in connection with the Cannex acquisition (Note 14). There were no stock options issued from January 1, 2018 to July 31, 2019 by 4Front Ventures Inc. or Holdings.